Other Current Liabilities - Allowance for sales discounts (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Other Current Liabilities
Balance at beginning of year	$ 207	$ 552	$ 2,180
Charges to earnings	11,400	12,879	20,429
Amounts utilized	(11,019)	(13,224)	(22,057)
Balance at end of year	$ 588	$ 207	$ 552